Financial Assets And Financial Liabilities - Summary of Financial assets by class and category (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	€ 45,321	€ 41,648
Financial assets measured at FVTPL	5,187	5,030
Financial assets measured at FVTOCI	239	239
Total	50,747	46,917
Trade And Other Financial Receivable [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	43,596	39,827
Total	43,596	39,827
Trade And Other Financial Receivable [Member] | Customer Sales And Services [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	43,258	39,797
Total	43,258	39,797
Trade And Other Financial Receivable [Member] | Other Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	140	16
Total	140	16
Trade And Other Financial Receivable [Member] | Loans To Employees [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	198	14
Total	198	14
Non Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,341	1,133
Total	1,341	1,133
Non Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,341	1,133
Total	1,341	1,133
Other Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	384	688
Financial assets measured at FVTPL	5,187	5,030
Financial assets measured at FVTOCI	239	239
Total	5,810	5,957
Other Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	302	128
Financial assets measured at FVTPL	5,187	5,030
Financial assets measured at FVTOCI	239	239
Total	5,728	5,397
Other Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	82	560
Total	€ 82	€ 560